EQUITY - Warrants, Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 12, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2024
Capital Unit [Line Items]
Exercisable period		2 years	2 years
Equity-based compensation expense		$ 2.5	$ 7.9
Series E Preferred Stock
Capital Unit [Line Items]
Number of shares converted (in shares)	2,010,410
Class A Common Stock
Capital Unit [Line Items]
Warrants exercise price (in dollars per share)		$ 3.23	$ 3.23
Number of shares unissued (in shares)		456,909	456,909
Number of shares to be purchased, grant-date fair value of warrants (in shares)		259,029	777,087
Series E Preferred Stock
Capital Unit [Line Items]
Number of warrants (in shares)					2,467,319
Series E Preferred Shares in Exchange for Software License
Capital Unit [Line Items]
Number of warrants (in shares)					411,219
Equity-based compensation expense				$ 2.3
Number of shares to be purchased, grant-date fair value of warrants (in shares)				411,219
Series E Preferred Shares in Exchange for One Year of Software Development Services
Capital Unit [Line Items]
Number of warrants (in shares)					411,219
Series E Preferred Shares in Exchange for Two Years of Other Services
Capital Unit [Line Items]
Number of warrants (in shares)					1,644,881
Class A Common Stock
Capital Unit [Line Items]
Warrants exercise price (in dollars per share)					$ 3.23
Exercisable period					5 years